Organization (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization [Abstract]
Schedule of Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Youcang Limited (“Youcang”)	June 30, 2021	British Virgin Islands	100%	Investment holding
Energy U Limited (“Energy U”)	July 19, 2021	Hong Kong	100%	Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”)(1)	January 27, 2022	PRC	100%	Provision of technical and consultation services
Anhui Yousheng New Energy Co., Ltd (“AHYS”)(1)	May 16, 2013	PRC	100%	Provision of battery swapping stations sales
Youpin Automobile Service Group Co. Ltd. (“Youpin”)(1)	July 18, 2013	PRC	53.1072%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) (1)	November 13, 2015	PRC	100%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”)(1)	February 27, 2017	PRC	100%	Provision of sourcing services
Chengdu Youyipin Trading Co., Ltd. (“CD Youyipin”)(1)	June 21, 2019	PRC	100%	Provision of sourcing services
Zhejiang Youguan Automobile Service Co., Ltd. (“ZJ Youguan”)(1)	May 21, 2020	PRC	80%	Provision of sourcing services
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”)(1)	June 30, 2020	PRC	86.96%	Provision of new energy vehicles sales and sourcing services
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”)(1)	October 29, 2020	PRC	100%	Provision of battery swapping stations manufacturing
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”)(1)	November 3, 2020	PRC	70%	Provision of sourcing services
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”)(1)	November 8, 2019	PRC	100%	Provision of new energy vehicles sales and sourcing services
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”)(1)	March 22, 2021	PRC	100%	Provision of battery swapping stations sales and battery swapping services
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”)(1)	June 29, 2021	PRC	100%	Provision of battery swapping services
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”)(1)	July 29, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. (“Youxu XM”)(1)	August 10, 2021	PRC	100%	Provision of battery swapping services
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) (1)	November 12, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) (1)	December 1, 2022	PRC	80%	Provision of battery swapping stations sales
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) (1)	March 14, 2023	PRC	70%	Provision of batter swapping stations manufacturing
Zhuhai Youxu New Energy Technology Co., Ltd. (“Zhuhai Youxu”)	August 9, 2023	PRC	100%	Provision of new energy vehicle battery swapping facilities sales

(1)	Collectively, the “PRC subsidiaries”.

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Youcang Limited (“Youcang”)	June 30, 2021	British Virgin Islands	100%	Investment holding
Energy U Limited (“Energy U”)	July 19, 2021	Hong Kong	100%	Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”)(1)	January 27, 2022	PRC	100%	Provision of technical and consultation services
Anhui Yousheng New Energy Co., Ltd (“AHYS”)(1)	May 16, 2013	PRC	100%	Dormant Company
Youpin Automobile Service Group Co. Ltd. (“Youpin”)(1)	July 18, 2013	PRC	53.11%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Shanghai Youqiao International Trade Co., Ltd. (“SH Youqiao”)(1)	May 29, 2014	PRC	100%	Dormant Company
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) (1)	November 13, 2015	PRC	100%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”)(1)	February 27, 2017	PRC	100%	Dormant Company
Chengdu Youyipin Trading Co., Ltd. (“CD Youyipin”)(1)	June 21, 2019	PRC	100%	Dormant Company
Zhejiang Youguan Automobile Service Co., Ltd. (“ZJ Youguan”)(1)	May 21, 2020	PRC	80%	Provision of sourcing services
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”)(1)	June 30, 2020	PRC	86.96%	Provision of new energy vehicles sales and sourcing services
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”)(1)	October 29, 2020	PRC	100%	Provision of battery swapping stations manufacturing
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”)(1)	November 3, 2020	PRC	70%	Dormant Company
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”)(1)	November 8, 2019	PRC	100%	Provision of new energy vehicles sales and sourcing services
Zibo Youyipin Trading Co. Ltd. (“Zibo Youyipin”)(1)	March 18, 2021	PRC	100%	Dormant Company
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”)(1)	March 22, 2021	PRC	100%	Provision of battery swapping stations sales and battery swapping services
Dalian Youshengchi Automobile Trading Service Co., Ltd. (“DL Youshengchi”)(1)	March 23, 2021	PRC	100%	Dormant Company
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”)(1)	June 29, 2021	PRC	100%	Provision of battery swapping services
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”)(1)	July 29, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. (“Youxu XM”)(1)	August 10, 2021	PRC	100%	Provision of battery swapping services
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) (1)	November 12, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Beijing Youxu New Energy Technology Co., Ltd. (“BJ Youxu”)(1)	December 21, 2021	PRC	100%	Dormant Company
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) (1)	December 1, 2022	PRC	80%	Dormant Company
Beijing Youpinshuowei New Energy Technology Co., Ltd	March 23, 2022	PRC	51%	Dormant Company
Zhuhai Youxu New Energy Technology Co., Ltd.(“ZH Youxu”)	August 9, 2023	PRC	100%	Provision of batter swapping stations manufacturing
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) (1)	March 14, 2023	PRC	70%	Provision of batter swapping stations manufacturing
Liaoning Youxu New Energy Technology Co., Ltd. (“LN Youxu”) (1)	March 9, 2023	PRC	51%	Provision of batter swapping stations manufacturing

(1)	Collectively, the “PRC subsidiaries”.